Group Cash Flow Statement (Unaudited) (Parenthetical) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement Of Cash Flows [Abstract]
Net cash outflows relating to adjusting items	£ 411	£ 246	£ 564